NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST
20.	NONCONTROLLING INTEREST

	Harmonation	Yantai	Total

Balance as of December 31, 2009	484	(27)	457
Foreign currency translation adjustment	21	(1)	20
Net income	86	-	86
Balance as of December 31, 2010	591	(28)	563
Dissolution of Yantai (note i)	-	32	32
Foreign currency translation adjustment	(15)	(4)	(19)
Net income	(233)	-	(233)
Balance as of December 31, 2011	343	-	343

i.	In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) since the subsidiary did not have business operations.